Controlled Entities	12 Months Ended
Jun. 30, 2019
Controlled Entities [Abstract]
Controlled Entities

Note 10. Controlled Entities

The Company’s subsidiaries at 30 June 2019 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Company, and the proportion of ownership interests held equals the voting rights held by the Company. The country of incorporation or registration is also their principal place of business.

		Percentage of Ownership
	Country of Incorporation	30 June 2019	30 June 2018

Parent Entity:
Immuron Limited	Australia	—	—

Subsidiaries of Immuron Limited:
Immuron Inc.	USA	100%	100%
Anadis EPS Pty Ltd	Australia	100%	100%
IMC Canada Ltd.	Canada	100%	100%